PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
		Office &		Field camps
	Furniture &	Communication	Vehicles	and	Leasehold	Total
	fixtures	equipment		equipment	improvements
	$	$	$	$	$	$
Cost
Balance at January 1, 2016	151,786	102,692	11,707	425,003	84,906	776,094
Additions	-	-	-	-	-	-
Disposals	-	-	-	-	-	-
Balance at December 31, 2016	151,786	102,692	11,707	425,003	84,906	776,094
Additions	-	1,510	-	-	-	1,510
Disposals	-	-	-	-	-	-
Balance at December 31 2017	151,786	104,202	11,707	425,003	84,906	777,604

Accumulated Depreciation
Balance at January 1, 2016	129,249	101,834	11,707	366,323	84,906	694,019
Additions	4,181	857	-	41,634	-	46,672
Disposals	-	-	-	-	-	-
Balance at December 31, 2016	133,429	102,691	11,707	407,957	84,906	740,691
Additions	3,405	189	-	17,046	-	20,640
Disposals	-	-	-	-	-	-
Balance at December 31 2017	136,834	102,880	11,707	425,003	84,906	761,329

Carrying amounts
Balance at December 31, 2016	18,357	-	-	17,046	-	35,403
Balance at December 31, 2017	14,952	1,322	-	-	-	16,275